Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of income/(loss) before income taxes	The components of net loss before income tax are as follows:

	Year Ended December 31,
	2023	2022
Domestic (UK)	$(10,267)	$(18,018)
Foreign	259	270

Net loss before income tax	$(10,008)	$(17,748)

Schedule of components of income tax expense
The components of income tax expense are as follows:

Year Ended December 31,
	2023	2022
Current income taxes
Domestic (UK)	$—	$—
U.S.	—	—
Foreign	—	—
Deferred income taxes
Domestic (UK)	—	—
Foreign	—	—

Income tax expense	$—	$—

Schedule of deferred tax assets and liabilities
As of December 31, 2023 and 2022 the tax effects of temporary differences and carryforwards that give rise to significant portions of the Company’s deferred tax assets were as follows:

(in thousands)	December 31, 2023	December 31, 2022
Deferred tax assets
Stock-based compensation	$480	$955
PP&E and other accrued liabilities	899	642
Intangibles	780	1,659
Warrant revaluation	(2,895)	(947)
Tax loss carry forward	42,978	32,307

Total deferred tax assets	42,242	34,616
Valuation allowance	(42,242)	(34,616)

Net deferred tax assets	$—	$—

Schedule of income taxes at the UK statutory rate compared to the company's income tax expenses
The following is a reconciliation of income tax expense computed at the UK statutory rate (2023: 23.5%
(pro-rated),
2022: 19%) compared to the Company’s income tax expense as reported in its consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Net loss before income tax	$(10,008)	$(17,748)
Statutory rate	23.50%	19.00%

Expected income tax recovery	(2,352)	(3,372)
Impact on income tax expense/recovery from
Change in valuation allowance	7,617	4,327
Permanent differences	4	408
U.S. state taxes (net of FBOS)	1,394	(1,114)
Tax rate difference in foreign jurisdictions	(974)	(248)
Change of tax rate due to U.S. tax reform	—	4
Change in equity compensation	123	752
Change in operating losses	(94)	(133)
Change of tax rate from prior year	(6,635)	(624)
Deferred tax adjustments	760	—
Non-deductible transaction costs	157	—

Income tax expense	$—	$—